Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

Deferred tax assets consisted of the following at December 31, 2025, and March 31, 2025:

	December 31,	March 31,
	2025	2025
Deferred tax assets:
Share-based compensation expense	$2,280,235	$2,277,559
Net operating loss carryforward	9,904,174	8,493,999
Long-term deferred tax liabilities:
Property and equipment	(881,843)	(637,405)
Net deferred tax assets and liabilities	11,302,566	10,134,153

Valuation allowance	(11,302,566)	(10,134,153)
Net deferred tax asset	$-	$-

Deferred tax assets consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Share-based compensation expense	$2,277,559	$1,051,968
Net operating loss carryforward	8,493,999	6,969,218
Long-term deferred tax liabilities:
Property and equipment	(637,405)	(353,148)
Net deferred tax assets and liabilities	10,134,153	7,668,038
Valuation allowance	(10,134,153)	(7,668,038)
Net deferred tax asset	$—	$—